RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Breakdown hedged not hedged) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets and liabilities [line items]
Financial instrument assets designated at fair value through OCI	$ 136	$ 159	$ 117
Net Position	46	(85)	(28)	$ (145)
Financial Instruments Liabilities Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	35	20	14
Financial Instruments Liabilities Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	32	6	50
Financial Instruments Assets Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	(89)	(145)	(11)
Financial Instruments Assets Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	(49)	(125)	(217)
Investments in equity securities
Disclosure of financial assets and liabilities [line items]
Net Position		159
Energy Derivative Contracts
Disclosure of financial assets and liabilities [line items]
Net Position		(19)
Energy Derivative Contracts | Financial Instruments Liabilities Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	3	0	3
Energy Derivative Contracts | Financial Instruments Liabilities Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	0	0	5
Energy Derivative Contracts | Financial Instruments Assets Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	(7)	(5)	(3)
Energy Derivative Contracts | Financial Instruments Assets Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	(15)	(14)	(2)
Interest Rate Swaps
Disclosure of financial assets and liabilities [line items]
Net Position		(149)
Interest Rate Swaps | Financial Instruments Liabilities Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	0	1	1
Interest Rate Swaps | Financial Instruments Liabilities Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	9	5	6
Interest Rate Swaps | Financial Instruments Assets Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	(82)	(107)	(2)
Interest Rate Swaps | Financial Instruments Assets Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	(34)	(48)	(176)
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Position		(76)
Foreign exchange swaps | Financial Instruments Liabilities Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	32	19	10
Foreign exchange swaps | Financial Instruments Liabilities Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	23	1	39
Foreign exchange swaps | Financial Instruments Assets Not Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	0	(33)	(6)
Foreign exchange swaps | Financial Instruments Assets Designated As Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Position	$ 0	$ (63)	$ (39)